UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

October 31, 2012

Portfolio of Investments

Common Stocks — 99.0%

Security	Shares	Value

Aerospace & Defense — 2.3%
BAE Systems PLC	119,985	$605,594
Elbit Systems, Ltd.	4,016	141,289
European Aeronautic Defence and Space Co. NV	12,580	447,721
Rolls-Royce Holdings PLC	59,307	819,586
Rolls-Royce Holdings PLC, PFC Shares(1)	4,507,332	7,274
Safran SA	4,673	186,143
Singapore Technologies Engineering, Ltd.	52,000	149,660

		$2,357,267

Air Freight & Logistics — 0.3%
Deutsche Post AG	13,649	$270,604
Yamato Holdings Co., Ltd.	3,200	48,748

		$319,352

Airlines — 0.7%
Cathay Pacific Airways, Ltd.	89,000	$161,196
Deutsche Lufthansa AG	9,221	141,073
International Consolidated Airlines Group SA(1)	17,117	45,058
Singapore Airlines, Ltd.	47,000	407,329

		$754,656

Auto Components — 1.3%
Bridgestone Corp.	2,300	$53,726
Compagnie Generale des Etablissements Michelin, Class B	3,717	320,423
Continental AG	1,095	110,212
NGK Spark Plug Co., Ltd.	9,000	100,787
Nokian Renkaat Oyj	7,801	324,886
Pirelli & C. SpA	30,451	353,738
Sumitomo Rubber Industries, Ltd.	7,200	84,882

		$1,348,654

Automobiles — 1.8%
Bayerische Motoren Werke AG	8,312	$664,511
Daihatsu Motor Co., Ltd.	20,000	350,026
Daimler AG	6,322	296,153
Honda Motor Co., Ltd.	7,000	210,442
Porsche Automobil Holding SE, PFC Shares	819	54,590
Volkswagen AG, PFC Shares	1,508	313,099

		$1,888,821

Security	Shares	Value

Beverages — 2.5%
Anheuser-Busch InBev NV	16,899	$1,413,282
Carlsberg A/S, Class B	712	61,459
Coca-Cola Amatil, Ltd.	14,713	205,272
Coca-Cola Hellenic Bottling Co. SA	8,092	173,307
Diageo PLC	4,632	132,422
Heineken Holding NV	3,202	162,686
Heineken NV	7,054	435,322

		$2,583,750

Biotechnology — 0.7%
Actelion, Ltd.(1)	5,582	$269,429
CSL, Ltd.	5,507	271,609
Grifols SA(1)	6,311	219,186

		$760,224

Building Products — 0.0%(2)
Geberit AG	236	$48,745

		$48,745

Chemicals — 4.6%
Air Liquide SA	8,048	$950,082
Air Water, Inc.	4,000	50,121
Akzo Nobel NV	10,515	572,311
Croda International PLC	1,406	50,060
Givaudan SA(1)	157	157,045
Israel Chemicals, Ltd.	16,489	206,288
Israel Corp., Ltd.	213	144,749
Kansai Paint Co., Ltd.	18,000	193,900
Koninklijke DSM NV	6,935	356,625
Linde AG	3,838	645,868
Novozymes A/S, Class B	20,149	556,696
Orica, Ltd.	15,853	412,951
Solvay SA	2,611	314,370
Yara International ASA	1,858	87,565

		$4,698,631

Commercial Banks — 10.7%
Aozora Bank, Ltd.	34,000	$95,881
Australia and New Zealand Banking Group, Ltd.	10,697	282,200
Bank Hapoalim B.M.(1)	62,876	247,360
Bank Leumi Le-Israel B.M.(1)	89,574	288,720
Bank of East Asia, Ltd.	62,800	231,596
Bank of Kyoto, Ltd. (The)	17,000	146,119
Bank of Yokohama, Ltd. (The)	63,000	289,929

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Commercial Banks (continued)
Bankia SA(1)	12,698	$19,166
BOC Hong Kong (Holdings), Ltd.	144,000	442,438
CaixaBank SA	50,803	192,941
Chiba Bank, Ltd. (The)	34,000	198,600
Chugoku Bank, Ltd. (The)	19,000	261,487
Commonwealth Bank of Australia	14,132	846,302
Danske Bank A/S(1)	3,080	48,183
DBS Group Holdings, Ltd.	98,300	1,116,337
Gunma Bank, Ltd. (The)	39,000	188,152
Hachijuni Bank, Ltd. (The)	30,000	154,974
Hang Seng Bank, Ltd.	54,700	839,073
Hiroshima Bank, Ltd. (The)	36,000	128,058
Israel Discount Bank, Ltd., Series A(1)	36,415	51,369
Iyo Bank, Ltd. (The)	18,000	139,172
Joyo Bank, Ltd. (The)	12,000	58,074
Mizrahi Tefahot Bank, Ltd.(1)	15,499	140,739
Mizuho Financial Group, Inc.	92,200	144,263
National Australia Bank, Ltd.	10,650	284,618
Nishi-Nippon City Bank, Ltd. (The)	47,000	107,170
Nordea Bank AB	74,611	678,188
Oversea-Chinese Banking Corp., Ltd.	108,000	802,695
Raiffeisen International Bank-Holding AG	11,757	470,935
Seven Bank, Ltd.	23,200	66,329
Shizuoka Bank, Ltd. (The)	37,000	378,435
Skandinaviska Enskilda Banken AB, Class A	37,554	311,615
Suruga Bank, Ltd.	14,000	168,126
Swedbank AB, Class A	11,599	215,446
United Overseas Bank, Ltd.	33,000	492,121
Westpac Banking Corp.	15,292	404,289
Wing Hang Bank, Ltd.	10,500	111,215

		$11,042,315

Commercial Services & Supplies — 0.5%
Serco Group PLC	28,822	$263,827
Societe BIC SA	2,060	251,368

		$515,195

Communications Equipment — 0.4%
Alcatel-Lucent(1)	265,623	$271,595
Nokia Oyj	26,551	71,382
Telefonaktiebolaget LM Ericsson, Class B	11,670	103,385

		$446,362

Security	Shares	Value

Computers & Peripherals — 0.1%
Gemalto NV	562	$50,760

		$50,760

Construction & Engineering — 0.8%
ACS Actividades de Construccion y Servicios SA	5,068	$108,306
Ferrovial SA	28,385	401,656
Fomento de Construcciones y Contratas SA	1,918	25,128
Skanska AB	17,255	270,301

		$805,391

Construction Materials — 0.6%
CRH PLC	17,461	$325,014
Fletcher Building, Ltd.	30,881	178,614
Imerys SA	879	49,450
James Hardie Industries SE CDI	5,348	51,157

		$604,235

Containers & Packaging — 1.0%
Amcor, Ltd.	86,114	$705,472
Rexam PLC	47,083	339,967

		$1,045,439

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc.	1,100	$52,985

		$52,985

Diversified Financial Services — 0.9%
Groupe Bruxelles Lambert SA	7,642	$564,969
Investor AB, Class B	10,797	238,335
Pohjola Bank PLC, Class A	8,056	109,896

		$913,200

Diversified Telecommunication Services — 5.2%
Belgacom SA	11,898	$347,851
Bezeq Israeli Telecommunication Corp., Ltd.	79,936	97,385
Chorus, Ltd.	19,838	55,108
Deutsche Telekom AG	13,301	151,744
Elisa Oyj	13,791	295,940
France Telecom SA	3,863	43,179
Iliad SA	316	48,693
Koninklijke KPN NV	71,881	453,112
Portugal Telecom SGPS SA	20,164	101,401
Singapore Telecommunications, Ltd.	244,000	642,699
Swisscom AG	1,156	481,198

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Diversified Telecommunication Services (continued)
TDC A/S	14,081	$97,085
Telecom Corporation of New Zealand, Ltd.	83,532	165,132
Telecom Italia SpA	46,235	42,657
Telecom Italia SpA, PFC Shares	124,288	99,526
Telefonica SA	43,216	570,399
Telekom Austria AG	1,187	7,478
Telenor ASA	42,114	828,303
TeliaSonera AB	89,068	585,553
Telstra Corp., Ltd.	56,147	241,292

		$5,355,735

Electric Utilities — 2.9%
Cheung Kong Infrastructure Holdings, Ltd.	50,000	$293,265
CLP Holdings, Ltd.	47,000	400,458
Contact Energy, Ltd.(1)	23,324	106,209
EDF SA	2,363	50,004
EDP-Energias de Portugal SA	87,007	236,496
Enel SpA	33,088	124,601
Fortum Oyj	6,801	125,873
Iberdrola SA	26,296	136,186
Power Assets Holdings, Ltd.	76,000	645,813
Red Electrica Corp. SA	5,529	259,419
SSE PLC	2,331	54,520
Terna Rete Elettrica Nazionale SpA	113,704	427,502
Verbund AG	5,638	131,465

		$2,991,811

Electronic Equipment, Instruments & Components — 1.1%
Hamamatsu Photonics K.K.	9,200	$318,967
Hirose Electric Co., Ltd.	500	53,518
Hoya Corp.	2,400	48,606
Keyence Corp.	2,500	663,722
Yokogawa Electric Corp.	5,100	58,054

		$1,142,867

Energy Equipment & Services — 1.2%
Aker Solutions ASA	14,269	$281,191
Saipem SpA	8,756	394,537
Seadrill, Ltd.	7,973	323,068
Subsea 7 SA	10,099	221,391
Tenaris SA	3,381	63,375

		$1,283,562

Security	Shares	Value

Food & Staples Retailing — 3.2%
Carrefour SA	7,633	$184,342
Colruyt SA	7,459	341,012
Delhaize Group SA	299	11,448
Distribuidora Internacional de Alimentacion SA	10,918	66,143
Jeronimo Martins SGPS SA	15,466	270,748
Kesko Oyj, Class B	2,175	68,013
Koninklijke Ahold NV	48,448	616,963
Lawson, Inc.	1,700	124,933
Tesco PLC	91,836	475,199
Wesfarmers, Ltd.	3,101	111,789
Wesfarmers, Ltd., PPS	2,530	94,808
WM Morrison Supermarkets PLC	137,276	594,371
Woolworths, Ltd.	11,077	337,869

		$3,297,638

Food Products — 3.2%
Associated British Foods PLC	5,547	$124,134
Kerry Group PLC, Class A	13,533	707,523
Nestle SA	29,445	1,869,409
Parmalat SpA	4,696	10,643
Unilever PLC	15,225	567,940
Yakult Honsha Co., Ltd.	1,500	69,881

		$3,349,530

Gas Utilities — 1.9%
APA Group	9,919	$53,092
Enagas	17,193	342,013
Hong Kong & China Gas Co., Ltd.	246,400	655,685
Snam Rete Gas SpA	117,981	522,815
Toho Gas Co., Ltd.	33,000	200,009
Tokyo Gas Co., Ltd.	30,000	158,968

		$1,932,582

Health Care Equipment & Supplies — 1.4%
Coloplast A/S	3,072	$673,831
Essilor International SA	3,907	352,308
Sonova Holding AG(1)	2,191	220,626
Sysmex Corp.	1,700	79,935
William Demant Holding A/S(1)	1,810	155,666

		$1,482,366

Health Care Providers & Services — 0.3%
Fresenius Medical Care AG & Co. KGaA	705	$49,536
Miraca Holdings, Inc.	1,300	54,900

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Health Care Providers & Services (continued)
Suzuken Co., Ltd.	5,000	$157,834

		$262,270

Hotels, Restaurants & Leisure — 1.6%
Autogrill SpA	7,979	$81,675
Compass Group PLC	23,593	259,240
Crown, Ltd.	5,308	53,499
McDonald’s Holdings Co. (Japan), Ltd.	7,500	208,397
OPAP SA	23,076	147,494
Oriental Land Co., Ltd.	3,400	463,777
Sky City Entertainment Group, Ltd.	17,644	56,275
Sodexo	1,273	98,066
Tabcorp Holdings, Ltd.	17,246	50,788
Tatts Group, Ltd.	20,688	60,085
Whitbread PLC	5,656	214,945

		$1,694,241

Household Durables — 0.2%
Rinnai Corp.	3,100	$211,731

		$211,731

Household Products — 1.1%
Henkel AG & Co. KGaA	8,281	$536,185
Svenska Cellulosa AB, Class B	9,463	184,492
Unicharm Corp.	7,000	378,735

		$1,099,412

Independent Power Producers & Energy Traders — 0.1%
Electric Power Development Co., Ltd.	1,800	$46,105
Enel Green Power SpA	30,966	52,743

		$98,848

Industrial Conglomerates — 1.2%
Delek Group, Ltd.	342	$65,033
Fraser and Neave, Ltd.	8,000	59,937
Hopewell Holdings, Ltd.	51,500	185,797
Orkla ASA	52,718	417,612
Siemens AG	5,077	511,553

		$1,239,932

Insurance — 1.8%
Baloise Holding AG	1,801	$150,322
Gjensidige Forsikring ASA	6,519	95,191
Hannover Rueckversicherung AG	2,449	172,540

Security	Shares	Value

Insurance (continued)
Resolution, Ltd.	13,759	$48,509
Sampo Oyj	12,347	387,123
Swiss Reinsurance Co., Ltd.	7,258	502,235
Tryg A/S	2,912	190,134
Vienna Insurance Group	1,893	81,340
Zurich Insurance Group AG(1)	830	204,611

		$1,832,005

Internet & Catalog Retail — 0.4%
Rakuten, Inc.	42,600	$382,940

		$382,940

Internet Software & Services — 0.3%
United Internet AG	11,282	$225,774
Yahoo! Japan Corp.	167	57,473

		$283,247

IT Services — 0.5%
Amadeus IT Holding SA, Class A	10,684	$264,668
Computershare, Ltd.	6,596	59,401
Indra Sistemas SA	7,412	84,808
ITOCHU Techno-Solutions Corp.	2,500	129,340

		$538,217

Leisure Equipment & Products — 0.1%
Sankyo Co., Ltd.	2,800	$126,858

		$126,858

Life Sciences Tools & Services — 0.2%
QIAGEN NV(1)	13,623	$237,327

		$237,327

Machinery — 2.0%
Atlas Copco AB, Class B	4,247	$93,129
Kone Oyj, Class B	11,111	796,760
Scania AB, Class B	5,767	110,038
Schindler Holding AG	2,426	314,267
Schindler Holding AG PC	414	54,638
Sulzer AG	795	115,280
Wartsila Oyj	8,800	356,378
Zardoya Otis SA	16,076	198,843

		$2,039,333

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Marine — 0.4%
A.P. Moller - Maersk A/S, Class A	22	$145,768
A.P. Moller - Maersk A/S, Class B	37	258,247

		$404,015

Media — 0.9%
Eutelsat Communications SA	6,017	$192,670
Reed Elsevier NV	12,954	173,888
Reed Elsevier PLC	16,194	158,625
SES SA	2,705	74,875
Singapore Press Holdings, Ltd.	99,000	327,341

		$927,399

Metals & Mining — 3.3%
Acerinox SA	12,749	$133,077
BHP Billiton PLC	19,135	613,300
BHP Billiton, Ltd.	14,762	522,655
Boliden AB	32,182	563,947
Newcrest Mining, Ltd.	1,826	50,361
Norsk Hydro ASA	118,504	533,508
OZ Minerals, Ltd.	1,693	14,365
Randgold Resources, Ltd.	2,636	315,101
Rio Tinto, Ltd.	6,172	363,874
Umicore SA	5,226	268,555
Voestalpine AG	2,321	73,084

		$3,451,827

Multi-Utilities — 1.5%
AGL Energy, Ltd.	19,720	$297,393
Centrica PLC	149,088	780,523
E.ON AG	3,381	76,969
GDF Suez	14,024	321,883
National Grid PLC	9,583	109,290

		$1,586,058

Multiline Retail — 1.0%
Harvey Norman Holdings, Ltd.	44,634	$88,165
Isetan Mitsukoshi Holdings, Ltd.	5,100	49,922
Marks & Spencer Group PLC	23,568	150,001
Next PLC	9,933	572,600
PPR SA	657	115,821
Takashimaya Co., Ltd.	2,000	13,155

		$989,664

Security	Shares	Value

Office Electronics — 0.1%
Canon, Inc.	2,000	$64,999
Neopost SA	618	33,882

		$98,881

Oil, Gas & Consumable Fuels — 7.9%
BP PLC	115,420	$824,283
ENI SpA	72,015	1,657,131
Galp Energia SGPS SA, Class B	7,743	123,949
JX Holdings, Inc.	8,800	46,869
Lundin Petroleum AB(1)	2,108	50,579
OMV AG	15,532	568,398
Origin Energy, Ltd.	24,729	291,088
Repsol SA	16,922	339,130
Royal Dutch Shell PLC, Class A	72,627	2,492,029
Statoil ASA	31,115	766,330
TonenGeneral Sekiyu K.K.	29,000	263,178
Total SA	2,178	109,706
Tullow Oil PLC	19,185	435,859
Woodside Petroleum, Ltd.	4,035	143,873

		$8,112,402

Paper & Forest Products — 0.3%
Holmen AB, Class B	3,672	$108,212
Stora Enso Oyj	18,840	119,174
UPM-Kymmene Oyj	4,555	48,906

		$276,292

Personal Products — 1.5%
Beiersdorf AG	4,742	$344,979
L’Oreal SA	9,042	1,152,380

		$1,497,359

Pharmaceuticals — 8.1%
AstraZeneca PLC	21,712	$1,006,889
Chugai Pharmaceutical Co., Ltd.	13,200	267,449
Dainippon Sumitomo Pharma Co., Ltd.	12,900	148,373
Elan Corp. PLC(1)	15,731	171,202
GlaxoSmithKline PLC	7,574	169,714
Johnson & Johnson	994	70,395
Kyowa Hakko Kirin Co., Ltd.	17,000	180,952
Mitsubishi Tanabe Pharma Corp.	9,700	139,822
Novartis AG	14,467	872,368
Novo Nordisk A/S, Class B	8,373	1,342,321
Ono Pharmaceutical Co., Ltd.	5,300	320,009

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals (continued)
Orion Oyj, Class B	8,426	$208,489
Roche Holding AG ADR	2	96
Roche Holding AG PC	5,163	994,523
Sanofi	4,986	437,908
Santen Pharmaceutical Co., Ltd.	5,800	254,072
Shire PLC	15,848	445,639
Taisho Pharmaceutical Holdings Co., Ltd.	600	48,456
Takeda Pharmaceutical Co., Ltd.	1,100	51,129
Teva Pharmaceutical Industries, Ltd. ADR	18,026	728,611
Tsumura & Co.	4,700	150,299
UCB SA	5,498	321,125

		$8,329,841

Professional Services — 0.4%
Adecco SA(1)	5,678	$275,340
Experian PLC	7,587	131,262
SGS SA	7	14,840

		$421,442

Real Estate Investment Trusts (REITs) — 1.4%
Ascendas Real Estate Investment Trust	144,000	$277,840
Centro Retail Australia	22,983	51,242
CFS Retail Property Trust	29,212	59,189
GPT Group	32,529	120,125
Japan Prime Realty Investment Corp.	3	9,041
Japan Real Estate Investment Corp.	12	120,160
Link REIT (The)	147,500	732,029
Unibail-Rodamco SE	268	60,363
Westfield Retail Trust	16,133	51,804

		$1,481,793

Real Estate Management & Development — 0.5%
Hang Lung Group, Ltd.	16,000	$94,261
Immofinanz AG(1)	58,394	225,726
UOL Group, Ltd.	51,000	235,978

		$555,965

Road & Rail — 1.6%
ComfortDelGro Corp., Ltd.	45,000	$62,229
DSV A/S	13,873	312,061
Keikyu Corp.	8,000	75,345
Keio Corp.	39,000	295,982
Kintetsu Corp.	24,000	94,055
MTR Corp., Ltd.	87,500	340,181

Security	Shares	Value

Road & Rail (continued)
Odakyu Electric Railway Co., Ltd.	44,000	$466,874

		$1,646,727

Semiconductors & Semiconductor Equipment — 1.2%
ASML Holding NV	20,168	$1,108,680
Mellanox Technologies, Ltd.(1)	2,363	178,330

		$1,287,010

Software — 2.8%
Dassault Systemes SA	3,888	$410,200
NICE Systems, Ltd.(1)	6,534	218,253
Oracle Corp. Japan	2,800	124,520
Sage Group PLC (The)	79,778	400,687
SAP AG	23,374	1,704,502

		$2,858,162

Specialty Retail — 1.8%
ABC-Mart, Inc.	2,400	$105,256
Hennes & Mauritz AB, Class B	15,772	534,773
Industria de Diseno Textil SA	7,085	904,698
Kingfisher PLC	22,184	103,866
Nitori Co., Ltd.	500	40,831
USS Co., Ltd.	1,940	203,976

		$1,893,400

Textiles, Apparel & Luxury Goods — 1.6%
Adidas AG	2,652	$226,048
Burberry Group PLC	2,271	42,849
Luxottica Group SpA	7,662	292,443
LVMH Moet Hennessy Louis Vuitton SA	5,113	831,276
Swatch Group, Ltd. (The), Bearer Shares	638	264,085

		$1,656,701

Trading Companies & Distributors — 0.1%
Bunzl PLC	5,796	$96,007

		$96,007

Transportation Infrastructure — 1.4%
Abertis Infraestructuras SA	14,497	$218,960
Atlantia SpA	11,265	186,323
Auckland International Airport, Ltd.	100,898	222,566
Fraport AG	937	54,987
Kamigumi Co., Ltd.	19,000	153,235
Koninklijke Vopak NV	1,903	132,487

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Transportation Infrastructure (continued)
Mitsubishi Logistics Corp.	4,000	$51,587
Sydney Airport	15,321	53,888
Transurban Group	63,537	401,018

		$1,475,051

Water Utilities — 0.1%
Severn Trent PLC	1,894	$49,121
United Utilities Group PLC	4,978	54,426

		$103,547

Wireless Telecommunication Services — 1.9%
Millicom International Cellular SA SDR	2,339	$201,936
Mobistar SA	428	11,318
NTT DoCoMo, Inc.	477	691,185
StarHub, Ltd.	17,000	51,146
Tele2 AB, Class B	17,620	294,128
Vodafone Group PLC	256,506	696,576

		$1,946,289

Total Common Stocks (identified cost $97,936,669)		$102,214,266

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$308	$308,319

Total Short-Term Investments (identified cost $308,319)		$308,319

Total Investments — 99.3% (identified cost $98,244,988)		$102,522,585

Other Assets, Less Liabilities — 0.7%		$768,652

Net Assets — 100.0%		$103,291,237

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
PPS	–	Partially Protected Shares
SDR	–	Swedish Depositary Receipt
(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	14.0%	$14,427,626
Japan	11.7	12,095,800
Australia	6.8	7,035,533
Switzerland	6.6	6,809,057
Germany	6.3	6,550,927
France	6.3	6,546,617
Hong Kong	5.0	5,133,007
Netherlands	4.6	4,747,882
Singapore	4.5	4,625,312
Sweden	4.4	4,544,057
Spain	4.4	4,529,785
Italy	4.2	4,309,709
Denmark	3.7	3,841,451
Belgium	3.5	3,593,930
Norway	3.2	3,332,768
Finland	2.8	2,912,820
Israel	2.4	2,508,126
Austria	1.5	1,558,426
Ireland	1.2	1,203,739
New Zealand	0.8	783,904
Portugal	0.7	732,594
United States	0.4	378,714
Greece	0.3	320,801

Total Investments	99.3%	$102,522,585

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Statement of Assets and Liabilities

Assets	October 31, 2012
Unaffiliated investments, at value (identified cost, $97,936,669)	$102,214,266
Affiliated investment, at value (identified cost, $308,319)	308,319
Foreign currency, at value (identified cost, $46,174)	46,174
Dividends receivable	194,137
Interest receivable from affiliated investment	30
Tax reclaims receivable	647,872
Total assets	$103,410,798

Liabilities
Payable for investments purchased	$7,274
Payable to affiliates:
Investment adviser fee	65,936
Trustees’ fees	371
Accrued expenses	45,980
Total liabilities	$119,561
Net Assets applicable to investors’ interest in Portfolio	$103,291,237

Sources of Net Assets
Investors’ capital	$98,961,133
Net unrealized appreciation	4,330,104
Total	$103,291,237

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Statement of Operations

Investment Income	Year Ended October 31, 2012
Dividends (net of foreign taxes, $357,768)	$3,738,227
Interest allocated from affiliated investment	2,139
Expenses allocated from affiliated investment	(327)
Total investment income	$3,740,039

Expenses
Investment adviser fee	$904,479
Trustees’ fees and expenses	4,474
Custodian fee	106,659
Legal and accounting services	37,239
Miscellaneous	7,237
Total expenses	$1,060,088
Deduct —
Reduction of custodian fee	$4
Total expense reductions	$4

Net expenses	$1,060,084

Net investment income	$2,679,955

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,659,427
Investment transactions allocated from affiliated investment	70
Foreign currency transactions	(66,798)
Net realized gain	$2,592,699
Change in unrealized appreciation (depreciation) —
Investments	$4,600,910
Foreign currency	(43,400)
Net change in unrealized appreciation (depreciation)	$4,557,510

Net realized and unrealized gain	$7,150,209

Net increase in net assets from operations	$9,830,164

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$2,679,955	$2,377,997
Net realized gain (loss) from investment and foreign currency transactions	2,592,699	(3,716,677)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,557,510	(7,860,293)
Net increase (decrease) in net assets from operations	$9,830,164	$(9,198,973)
Capital transactions —
Contributions	$1,889,335	$3,039,751
Withdrawals	(17,282,938)	(59,624,574)
Net decrease in net assets from capital transactions	$(15,393,603)	$(56,584,823)

Net decrease in net assets	$(5,563,439)	$(65,783,796)

Net Assets
At beginning of year	$108,854,676	$174,638,472
At end of year	$103,291,237	$108,854,676

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2012	2011	2010	2009		2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.03%	1.13%	1.13%	1.12	%(2)	1.09%
Net investment income	2.60%	1.67%	1.30%	2.30%		2.08%
Portfolio Turnover	117%	41%	72%	57%		34%

Total Return	10.24%	(9.16)%	5.48%	16.92%		(48.82)%

Net assets, end of year (000’s omitted)	$103,291	$108,855	$174,638	$193,608		$226,980

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser.

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 42.5% and 57.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

31

Tax-Managed International Equity Portfolio

October 31, 2012

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Prior to May 1, 2012, the fee was computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on average daily net assets of $500 million or more. Effective May 1, 2012, BMR contractually agreed to reduce the advisory fee payable to an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on average daily net assets of $500 million or more. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. Pursuant to an interim sub-advisory agreement effective May 1, 2012, and a sub-advisory agreement effective August 17, 2012, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. Prior to May 1, 2012, BMR paid Eagle Global Advisors, L.L.C a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser fee amounted to $904,479 or 0.88% of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $116,394,357 and $119,889,457, respectively, for the year ended October 31, 2012.

32

Tax-Managed International Equity Portfolio

October 31, 2012

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,691,305

Gross unrealized appreciation	$6,622,306
Gross unrealized depreciation	(2,791,026)

Net unrealized appreciation	$3,831,280

The net unrealized appreciation on foreign currency at October 31, 2012 on a federal income tax basis was $52,507.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2012.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

Tax-Managed International Equity Portfolio

October 31, 2012

Notes to Financial Statements — continued

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$11,173,394		$—	$11,173,394
Consumer Staples	—	11,827,689		—	11,827,689
Energy	—	9,395,964		—	9,395,964
Financials	—	15,825,278		—	15,825,278
Health Care	799,102	10,272,926		—	11,072,028
Industrials	7,274	12,115,839		—	12,123,113
Information Technology	—	6,705,506		—	6,705,506
Materials	—	10,076,424		—	10,076,424
Telecommunication Services	—	7,302,024		—	7,302,024
Utilities	—	6,712,846		—	6,712,846

Total Common Stocks	$806,376	$101,407,890	*	$—	$102,214,266

Short-Term Investments	$—	$308,319		$—	$308,319

Total Investments	$806,376	$101,716,209		$—	$102,522,585

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

34

Tax-Managed International Equity Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed International Equity Portfolio as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2012

35

Eaton Vance

Tax-Managed International Equity Fund

October 31, 2012

Special Meeting of Shareholders (Unaudited)

Eaton Vance Tax-Managed International Equity Fund

The Fund held a Special Meeting of Shareholders on August 17, 2012 to approve a new Sub-Advisory Agreement for Tax-Managed International Equity Portfolio (the “Portfolio”), the registered investment company in which Eaton Vance Tax-Managed International Equity Fund invests, between Boston Management and Research (“BMR”) and Parametric Portfolio Associates LLC (“Parametric”), and to authorize BMR to select investment sub-advisers and enter into sub-advisory agreements for the Portfolio without obtaining shareholder approval to the extent permitted by applicable law. The results of the vote were as follows:

	Number of Shares
	For	Against/Withheld	Abstain
Proposal 1. To approve a new Sub-Advisory Agreement for the Portfolio between BMR and Parametric.	2,849,914.618	77,126.320	150,975.364
Proposal 2. To authorize BMR to select investment sub-advisers and enter into sub-advisory agreements for the Portfolio without obtaining shareholder approval to the extent permitted by applicable law.	2,748,271.183	173,047.285	156,697.834

Tax-Managed International Equity Portfolio

The Portfolio held a Special Meeting of Interestholders on August 17, 2012 to approve a new Sub-Advisory Agreement for the Portfolio between BMR and Parametric, and to authorize BMR to select investment sub-advisers and enter into sub-advisory agreements for the Portfolio without obtaining shareholder approval to the extent permitted by applicable law. The results of the vote were as follows:
	Interest in the Portfolio
	For	Against/Withheld	Abstain
Proposal 1. To approve a new Sub-Advisory Agreement for the Portfolio between BMR and Parametric.	92.589%	2.506%	4.905%
Proposal 2. To authorize BMR to select investment sub-advisers and enter into sub-advisory agreements for the Portfolio without obtaining shareholder approval to the extent permitted by applicable law.	89.287%	5.622%	5.091%

36

Eaton Vance

Tax-Managed International Equity Fund

October 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

37

Eaton Vance

Tax-Managed International Equity Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President	Of the Trust since 2011 and of the Portfolio since 2002	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President of the Trust	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

38

Eaton Vance

Tax-Managed International Equity Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Eaton Vance Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

038-12/12 IGSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/11	10/31/12
Audit Fees	$26,560	$28,090
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,710	$6,860
All Other Fees(3)	$900	$930

Total	$34,170	$35,880

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/11	10/31/12
Registrant	$7,610	$7,790
Eaton Vance(1)	$266,431	$566,619

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 10, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 10, 2012